Cover	Nov. 02, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this "Amendment") amends the Current Report on Form 8-K filed by Novavax, Inc. (the "Company") with the U.S. Securities and Exchange Commission on July 11, 2023 (the "Original Form 8-K"). The Original Form 8-K was filed to report the results of the Company's 2023 Annual Meeting of Shareholders held on July 11, 2023 (the "2023 Annual Meeting"). The sole purpose of this Amendment is to disclose, in accordance with Item 5.07(d) of Form 8-K, the Company's decision as to the frequency of future shareholder advisory votes regarding the compensation of the Company's named executive officers (i.e. "say on pay" votes). Except as set forth herein, no other changes have been made to the Original Form 8-K.
Document Period End Date	Nov. 02, 2023
Entity File Number	0-26770
Entity Registrant Name	NOVAVAX, INC.
Entity Central Index Key	0001000694
Entity Tax Identification Number	22-2816046
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	700 Quince Orchard Road
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20878
City Area Code	240
Local Phone Number	268-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01 per share
Trading Symbol	NVAX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false